Accumulated Other Comprehensive Income (Loss)	12 Months Ended
May 31, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE K — ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) consists of the following components:

		Pension And
		Other
		Postretirement	Unrealized	Unrealized
	Foreign	Benefit	Gain	Gain (Loss)
	Currency	Liability	(Loss) On	On
	Translation	Adjustments,	Derivatives,	Securities,
(In thousands)	Adjustments	Net of Tax	Net of Tax	Net of Tax	Total
Balance at June 1, 2015	$(231,650)	$(168,332)	$-	$5,847	$(394,135)
Reclassification adjustments for gains included in net income, net of taxes of $946			-	(1,847)	(1,847)
Other comprehensive income	(65,580)	(62,520)	-	(9,995)	(138,095)
Deferred taxes	5,997	22,646	-	3,387	32,030
Balance at May 31, 2016	(291,233)	(208,206)	-	(2,608)	(502,047)
Reclassification adjustments for gains included in net income, net of taxes of $401			-	(1,847)	(1,847)
Other comprehensive income	(20,358)	66,264	16	7,849	53,771
Deferred taxes	3,176	(24,782)	-	(2,257)	(23,863)
Balance at May 31, 2017	(308,415)	(166,724)	16	1,137	(473,986)
Reclassification adjustments for gains included in net income, net of taxes of $591			-	(1,244)	(1,244)
Other comprehensive income	10,989	11,375	(359)	(2,050)	19,955
Deferred taxes	(2,587)	(2,146)	212	748	(3,773)
Balance at May 31, 2018	$(300,013)	$(157,495)	$(131)	$(1,409)	$(459,048)